CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 37,173,736	$ 8,926,903
Restricted Cash	2,382,732	0
Accounts receivable trade, net	8,224,357	1,302,218
Due from related party	0	1,559,132
Inventories	4,436,879	714,818
Prepaid expenses and other assets	2,591,150	1,061,083
Deferred charges, net	191,234	0
Total current assets	55,000,088	13,564,154
NON-CURRENT ASSETS:
Vessels, net (including $138,600, and $3,406,400 related party commissions for the years ended 2020 and 2021, respectively)	393,965,929	58,045,628
Advances for vessel acquisitions	2,368,165	0
Restricted cash	3,830,000	500,000
Due from related party	810,437	0
Prepaid expenses and other assets, non-current	2,075,999	200,000
Deferred charges, net	4,862,824	2,061,573
Total non-current assets	407,913,354	60,807,201
Total assets	462,913,442	74,371,355
CURRENT LIABILITIES:
Current portion of long-term debt, net	16,091,723	2,102,037
Current portion of long-term debt, related party	0	5,000,000
Accounts payable	5,042,575	2,078,695
Due to related parties, current	4,507,569	1,941
Deferred revenue, net	3,927,833	108,125
Accrued liabilities (including $405,000 and $0 accrued interest to related party, respectively)	4,459,696	1,613,109
Total current liabilities	34,029,396	10,903,907
Commitments and contingencies
NON-CURRENT LIABILITIES:
Long-term debt, net	85,949,676	11,083,829
Total non-current liabilities	85,949,676	11,083,829
SHAREHOLDERS' EQUITY:
Common shares, $0.001 par value; 1,950,000,000 shares authorized; 13,121,238 shares issued and outstanding as of December 31, 2020, and 94,610,088 issued and outstanding as of December 31, 2021	94,610	13,121
Additional paid-in capital	303,658,153	53,686,741
(Accumulated deficit)/ Retained earnings	39,181,595	(1,316,735)
Total shareholders' equity	342,934,370	52,383,619
Total liabilities and shareholders' equity	462,913,442	74,371,355
Series A Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares	0	480
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares	$ 12	$ 12